Summarizes Changes in Deferred Tax Asset Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance at Beginning of Year	$ 19,153	$ 15,190	$ 10,747
Changed to Costs and Expenses	5,894	3,963	4,443
Write-offs
Balance at End of Year	$ 25,047	$ 19,153	$ 15,190